BAHNSEN LEGAL GROUP, PLLC

Attorneys at law

April 17, 2026

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	FreeCast, Inc. Registration Statement on Form S-1 for Registration of Securities

Ladies and Gentlemen:

At the request of FreeCast, Inc., a Florida corporation (the "Company"), we hereby submit in electronic format for filing with the U.S. Securities and Exchange Commission (the "Commission"), pursuant to the Securities Act of 1933, as amended (the "Securities Act"), and Rule 101(a)(1)(i) of Regulation S-T, one complete copy of the Company's Registration Statement on Form S-1 (the "Registration Statement") for the registration of the Company's Class A common stock, par value $0.0001 per share, together with one complete copy of the exhibits listed in the Registration Statement as filed therewith.

The Company has previously transmitted to US Bank (Company Account No.CIK0001633369) a wire transfer in the amount of $3,112.77 in payment of the applicable registration fee.

Should any member of the Commission's staff have any questions concerning the enclosed materials or desire any further information or clarification in respect of the Registration Statement, please do not hesitate to contact me or William A. Mobley, Jr, Chief Executive Officer of the Company.

Very truly yours,

/s/ Jeffery A. Bahnsen
Jeffery A. Bahnsen

Enclosures

Bahnsen Legal Group, PLLC 131 NE 1st Avenue, Suite 100, Boca Raton, Florida 33432

Phone: 407-808-5700 Email: jeff@bahnsenlaw.com